Provisions - Contingent consideration provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Acquisitions	€ 75	€ 45
Provisions for contingent considerations [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	409	66	€ 11
Additional provisions, other provisions	32	6	0
Provision used, other provisions	44	48	(0)
Unused provision reversed, other provisions	68	1	2
Increase through adjustments arising from passage of time, other provisions	14	12	2
Acquisitions	6	366	62
Increase (decrease) through net exchange differences, other provisions	4	9	(8)
Other provisions at end of period	€ 354	€ 409	€ 66